Other current and non-current non-financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	$ 57,399	$ 50,552
Other non-current non-financial assets	22,042	19,729
Domestic Value Added Tax [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	18,107	17,807
Foreign Value Added Tax [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	7,785	8,566
Prepaid mining licenses [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	1,025	1,244
Prepaid insurance [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	10,307	7,135
Other prepayment [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	946	1,423
Refund of Value Added Tax to exporters [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	14,316	10,560
Other taxes [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	4,499	3,213
Other assets [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	414	604
Other non-current non-financial assets	3,428	524
Exploration and evaluation expenses [Member]
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets	17,883	18,654
Guarantee deposits [Member]
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets	$ 731	$ 551